Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 16, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Contingency factor applied to reduce cash flow projections		10.00%
Goodwill and other intangible assets		$ 1,143	$ 967	$ 858
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets		273
Software assets not in use and therefore not being amortised [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and other intangible assets		$ 109
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average remaining amortisation period for management contracts		25 years	27 years
Regent and UK Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of net assets acquired - Goodwill		$ 83
Regent and UK Portfolio [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired		58
Regent and UK Portfolio [member] | Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired		6
Kimpton Hotel & Restaurant Group LLC [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of net assets acquired - Goodwill	$ 167
Kimpton Hotel & Restaurant Group LLC [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired	193
Kimpton Hotel & Restaurant Group LLC [member] | Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired	$ 71	61	$ 64
Regent [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired		57
Regent [member] | Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Fair value of intangible assets acquired		$ 6	$ 0